REVENUES - Additional information (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2021	Mar. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Disaggregation of Revenue [Line Items]
Revenue expected to be recognized				$ 514.0			$ 514.0		$ 566.8
Contract assets				12.2			12.2		2.4	$ 1.8
Deferred revenue				$ 76.8			76.8		144.7
Revenue recognized included in deferred revenue							121.2		$ 71.4	$ 66.9
Sales commission amortization expense							$ 3.1	$ 0.7
Americas | Revenue
Disaggregation of Revenue [Line Items]
Concentration Risk , Percentage of Total revenue	96.00%	96.00%	96.00%	96.00%	96.00%	96.00%			96.00%	98.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations satisfaction period				5 years			5 years
Subscription | Minimum
Disaggregation of Revenue [Line Items]
Customer contract term							3 years		3 years
Customer payment term							30 days		30 days
Subscription | Maximum
Disaggregation of Revenue [Line Items]
Customer contract term							5 years		5 years
Customer payment term							90 days		90 days
Subscription | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations satisfaction period									5 years
Professional | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations satisfaction period									1 year